Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities
Schedule of remaining contractual maturities of the Group's lease liabilities

	As at June 30, 2023		As at December 31, 2023		As at December 31,2024
	Present		Present		Present
	value of the		value of the		value of the
	minimum lease	Total minimum	minimum lease	Total minimum	minimum lease	Total minimum
	payments	lease payments	payments	lease payments	payments	lease payments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Within 1 year	328,933	334,778	447,319	457,747	635,357	652,942

After 1 year but within 2 years	251,844	259,948	373,712	403,679	623,330	667,829
After 2 years but within 5 years	227,048	260,188	350,181	399,187	806,325	947,046
After 5 years	77,909	110,215	74,093	102,502	473,482	682,653

	556,801	630,351	797,986	905,368	1,903,137	2,297,528

	885,734	965,129	1,245,305	1,363,115	2,538,494	2,950,470

Less: total future interest expenses		(79,395)		(117,810)		(411,976)

Present value of lease liabilities		885,734		1,245,305		2,538,494